Loans by Facility (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Sep. 30, 2014 Retail Loans USD ($)	Sep. 30, 2014 Retail Loans INR	Mar. 31, 2014 Retail Loans INR	Sep. 30, 2014 Retail Loans Auto loans USD ($)	Sep. 30, 2014 Retail Loans Auto loans INR	Mar. 31, 2014 Retail Loans Auto loans INR	Sep. 30, 2014 Retail Loans Personal loans/Credit card USD ($)	Sep. 30, 2014 Retail Loans Personal loans/Credit card INR	Mar. 31, 2014 Retail Loans Personal loans/Credit card INR	Sep. 30, 2014 Retail Loans Retail Business Banking USD ($)	Sep. 30, 2014 Retail Loans Retail Business Banking INR	Mar. 31, 2014 Retail Loans Retail Business Banking INR	Sep. 30, 2014 Retail Loans Commercial vehicle and construction equipment finance USD ($)	Sep. 30, 2014 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance INR	Sep. 30, 2014 Retail Loans Housing loans USD ($)	Sep. 30, 2014 Retail Loans Housing loans INR	Mar. 31, 2014 Retail Loans Housing loans INR	Sep. 30, 2014 Retail Loans Other retail USD ($)	Sep. 30, 2014 Retail Loans Other retail INR	Mar. 31, 2014 Retail Loans Other retail INR	Sep. 30, 2014 Wholesale loans USD ($)	Sep. 30, 2014 Wholesale loans INR	Mar. 31, 2014 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 55,690.8	3,448,375.8		3,228,261.3		$ 38,066.1	2,357,056.3	2,188,337.7	$ 7,173.1	444,160.2	407,811.6	$ 6,312.4	390,864.1	347,393.8	$ 9,229.9	571,515.9	519,472.2	$ 4,577.6	283,444.5	280,372.2	$ 3,160.8	195,715.8	193,180.5	$ 7,612.3	471,355.8	440,107.4	$ 17,624.7	1,091,319.5	1,039,923.6
Less: Allowance for credit losses	740.0	45,823.7	688.2	42,613.2	33,694.2
Total	$ 54,950.8	3,402,552.1		3,185,648.1